Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands		Issued capital [member]	Capital reserve [member]	Other Equity Transaction [Member]	Treasury shares [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]		Reserve of cash flow hedges [member]		Reserve of remeasurements of defined benefit plans [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020		R$ 12,460,471	R$ 141,834	R$ 246	R$ (123,938)	R$ (678,969)	R$ 7,016	[1]	R$ (438,221)	[2]	R$ (188,627)	R$ (2,594,028)	R$ 8,585,784	R$ 227,750	R$ 8,813,534
Comprehensive income (loss)
Loss on foreign currency translation of foreign operations						(386,542)		[1]		[2]			(386,542)	(16,933)	(403,475)
Gain on net investment hedge						(96,555)		[1]		[2]			(96,555)		(96,555)
Marketable securities at FVTOCI - changes in fair value	[1]						26,030			[2]			26,030		26,030
Unrealized gains in cash flow hedge								[1]	(145,683)	[2]			(145,683)	(1,821)	(147,504)
Actuarial gains on pension and post-employment plans								[1]		[2]	131,168		131,168	(497)	130,671
Income (loss) for the year								[1]		[2]		419,455	419,455	17,929	437,384
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						(483,097)	26,030	[1]	(145,683)	[2]	131,168	419,455	(52,127)	(1,322)	(53,449)
Marketable securities at FVTOCI - realized gain	[1]						(33,046)			[2]		33,046
Employee benefits remeasurement - defined benefit								[1]		[2]	(9,297)	9,297
Dividends								[1]		[2]				(80)	(80)
Share-based payments				(8,762)	(3,348)			[1]		[2]			(12,110)		(12,110)
Acquisition of non-controlling interests	[3]			(79,673)				[1]		[2]			(79,673)	(157,918)	(237,591)
Write-off of put option held by minority shareholders	[4]			20,658				[1]		[2]			20,658	294,661	315,319
Ending balance, value at Dec. 31, 2021		12,460,471	141,834	(67,531)	(127,286)	(1,162,066)		[1]	(583,904)	[2]	(66,756)	(2,132,230)	8,462,532	363,091	8,825,623
Comprehensive income (loss)
Loss on foreign currency translation of foreign operations						49,240		[1]		[2]			49,240	47,283	96,523
Gain on net investment hedge						87,929		[1]		[2]			87,929		87,929
Unrealized gains in cash flow hedge								[1]	276,515	[2]			276,515	(933)	275,582
Actuarial gains on pension and post-employment plans								[1]		[2]	61,293		61,293	(16,568)	44,725
Income (loss) for the year								[1]		[2]		(3,166,403)	(3,166,403)	24,777	(3,141,626)
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						137,169		[1]	276,515	[2]	61,293	(3,166,403)	(2,691,426)	54,559	(2,636,867)
Employee benefits remeasurement - defined benefit								[1]		[2]	(16,009)	16,009
Expenses with public exchange offer of shares (note 21.1)		124,556						[1]		[2]			124,556		124,556
Dividends								[1]		[2]				(49)	(49)
Share-based payments				(10,294)	17,559			[1]		[2]			7,265		7,265
Monetary correction by Hyperinflation								[1]		[2]		216,193	216,193	135,260	351,453
Capital increase through issuance of shares (note 21.1)		500,000	4,900,000							[2]			5,400,000		5,400,000
Expenses with public exchange offer of shares		(124,556)						[1]		[2]			(124,556)		(124,556)
Compensation of accumulated losses with capital reserve (note 21.3)			(2,703,358)					[1]		[2]		2,703,358
Ending balance, value at Dec. 31, 2022		12,835,915	2,338,476	(77,825)	(109,727)	(1,024,897)		[1]	(307,389)	[2],[5]	(21,472)	(2,363,073)	11,270,008	552,861	11,822,869
Comprehensive income (loss)
Loss on foreign currency translation of foreign operations						(169,326)				[5]			(169,326)	(139,739)	(309,065)
Gain on net investment hedge						145,328				[5]			145,328		145,328
Unrealized gains in cash flow hedge									372,958	[5]			372,958	418	373,376
Actuarial gains on pension and post-employment plans										[5]	(1,523)		(1,523)	(40,702)	(42,225)
Income (loss) for the year										[5]		(2,028,559)	(2,028,559)	159,707	(1,868,852)
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						(23,998)			372,958	[5]	(1,523)	(2,028,559)	(1,681,122)	(20,316)	(1,701,438)
Employee benefits remeasurement - defined benefit										[5]	(16,520)	16,520
Expenses with public exchange offer of shares (note 21.1)		(86,759)								[5]			(86,759)		(86,759)
Dividends										[5]				(94)	(94)
Share-based payments				7,719	13,582					[5]			21,301		21,301
Capital increase through issuance of shares (note 21.1)		600,000	4,800,000							[5]			5,400,000		5,400,000
Expenses with public exchange offer of shares		86,759								[5]			86,759		86,759
Compensation of accumulated losses with capital reserve (note 21.3)			(4,375,112)							[5]		4,375,112
Capital increase in subsidiaries										[5]				187,777	187,777
Ending balance, value at Dec. 31, 2023		R$ 13,349,156	R$ 2,763,364	R$ (70,106)	R$ (96,145)	R$ (1,048,895)			R$ 65,569	[5]	R$ (39,515)		R$ 14,923,428	R$ 720,228	R$ 15,643,656

[1]	FVTOCI: Fair Value Through Other Comprehensive Income.
[2]	All changes in other comprehensive income are presented net of taxes.
[3]	Acquisition of remaining participation in the subsidiary BRF Kuwait WLL (note 1.1.1. of Consolidated Financial Statements as of December 31, 2021).
[4]	Recognition in Other Equity Transactions of the difference between the amount of the put option liability held by non-controlling interests and the book value of the non-controlling interest in TBQ Foods GmbH in the amount of R$20,658, and recognition of the Non-controlling Interest on the net assets of TBQ Foods GmbH in the amount of R$294,661, (note 1.1.3. of Consolidated Financial Statements as of December 31, 2021).
[5]	All changes in other comprehensive income are presented net of taxes and the related taxes are disclosed in note 10.